Stockholders' Equity - Additional Information (Detail)				1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 07, 2020 shares	Mar. 22, 2019 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) Day $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Jan. 31, 2019 shares	Jul. 31, 2018 $ / shares shares	Sep. 30, 2016 $ / shares shares	Jan. 31, 2016 $ / shares shares	Oct. 31, 2015 $ / shares shares	Apr. 30, 2015 shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	May 31, 2019 USD ($)	Jan. 01, 2019 shares	Jan. 01, 2018 shares	Jan. 01, 2017 shares	Jun. 30, 2016 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, par value | $ / shares											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value | $ / shares											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net proceeds from transaction, after giving effect to cost related to placement | $														$ 42,477,000
Registration Statement filing date													2016-06
Number of common stock shares reserved for issuance											1,724,051	1,769,935	1,833,495	1,724,051
Stock options granted												76,472	149,325
Weighted average exercise price, granted | $ / shares												$ 7.17	$ 32.84
Weighted average grant date fair value of options granted | $ / shares													$ 25.76	$ 39.90	$ 46.76
Total grant date fair value of restricted stock units vested | $													$ 200,000	$ 100,000	$ 13,000
Aggregate intrinsic value of stock options exercised | $													6,000	300,000	34,000
Aggregate intrinsic value of restricted stock units | $											$ 100,000		19,000	$ 100,000	$ 4,000
Unrecognized share based compensation expense related to unvested stock options | $													3,900,000
Unrecognized share based compensation expense related to restricted stock units | $													$ 100,000
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock shares reserved for issuance											333,154		371,823	333,154
Unrecognized cost expected to be recognized over a weighted average period													2 years 7 months 6 days
Restricted Stock Unit [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized cost expected to be recognized over a weighted average period													1 year 4 months 24 days
Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense | $											$ 1,900,000
Chief Business Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense | $											$ 300,000
2014 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term for stock option plan grant													10 years
Options vesting period													4 years
2015 Stock Option and Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum term for stock option plan grant										10 years
Options vesting period										4 years
Additional number of common stock shares reserved for issuance																	87,368
Options vesting period, description													For an initial grant to an employee, 25% of the options generally vest on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years. For subsequent grants to an employee, the options generally vest monthly over a four-year term.
2015 Stock Option and Incentive Plan [Member] | One Year Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage										25.00%
2015 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock shares reserved for issuance											41,687	80,299	59,936	41,687
Additional number of common stock shares reserved for issuance																	21,842
Amended 2015 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional number of common stock shares reserved for issuance																	71,428
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amount of offering, issuance and sale covered in base prospectus | $																				$ 150,000,000
Common Stock [Member] | Senior Vice President [Member] | Inducement Pool Non-Qualified Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted							10,357							0
Weighted average exercise price, granted | $ / shares							$ 46.06
Vested shares exercisable period from termination date							90 days
Common Stock [Member] | Chief Financial Officer [Member] | Inducement Pool Non-Qualified Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period						4 years
Stock options granted						14,285
Weighted average exercise price, granted | $ / shares						$ 11.41
Common Stock [Member] | Executives, Employees and Consultants [Member] | Performance Options with Market Condition [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period								4 years	4 years
Stock options granted								28,354	12,100				0	0
Weighted average exercise price, granted | $ / shares								$ 127.82	$ 143.36
Achievement of specified market condition year and month													2018-01	2017-10
Weighted average grant date fair value of options granted | $ / shares								$ 27.02	$ 59.22
Requisite service period								5 years 1 month 6 days	4 years 9 months 18 days
Common Stock [Member] | One Year Anniversary [Member] | Chief Financial Officer [Member] | Inducement Pool Non-Qualified Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period						1 year
Option vesting percentage						25.00%
Common Stock [Member] | Share-based Payment Arrangement, Tranche Two | Chief Financial Officer [Member] | Inducement Pool Non-Qualified Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period						3 years
Option vesting percentage						75.00%
Class X Convertible Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Preferred stock, shares issued											2,285,952	1,643,961	2,285,952	2,285,952
VGO Fund [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Convertible preferred stock, common stock issued upon conversion	408,247				229,283
Maximum ownership percentage prohibiting conversion	9.50%				9.50%
VGO Fund [Member] | Class X Convertible Preferred Stock [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Converted shares of preferred stock	1,142,478				641,991
Cowen Company, LLC (Cowen) [Member] | Sale Agreement [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Agreed upon value of sale of common stock per transaction | $																				35,000,000
ATM Offering Program [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Net proceeds from issuance of common stock | $													$ 400,000
ATM Offering Program [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Net proceeds from issuance of common stock | $		$ 1,300,000
ATM Offering Program [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period													49,723
Shares issued, price per share | $ / shares													$ 9.92
ATM Offering Program [Member] | Common Stock [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period		184,346
Shares issued, price per share | $ / shares		$ 7.34
ATM Offering Program [Member] | Cowen Company, LLC (Cowen) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Net proceeds from issuance of common stock | $												$ 1,400,000
ATM Offering Program [Member] | Cowen Company, LLC (Cowen) [Member] | Sale Agreement [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amount of offering, issuance and sale covered in sales agreement prospectus | $																				20,000,000
Agreed upon value of sale of common stock per transaction | $																				$ 35,000,000
ATM Offering Program [Member] | Cowen Company, LLC (Cowen) [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period												193,670
Shares issued, price per share | $ / shares												$ 7.35
IPO [Member] | 2015 Stock Option and Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Effective date of plan													May 06, 2015
Number of common stock shares reserved for issuance										112,399
Stock option grants description													The number of shares reserved and available for issuance under the 2015 Plan automatically increased each January 1, beginning on January 1, 2016 and thereafter until January 1, 2019, by the lesser of (i) 1,840,000 shares, (ii) 4% of the outstanding number of shares of our common stock on the immediately preceding December 31 or (iii) an amount determined by our board of directors.
Percentage threshold of outstanding shares as of December 31 of each year for calculation of annual increase in authorized shares under the plan										4.00%
Additional number of common stock shares reserved for issuance																		85,111	67,842
IPO [Member] | 2015 Stock Option and Incentive Plan [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock shares reserved for issuance																	194,614
Additional number of common stock shares reserved for issuance																	87,368
IPO [Member] | 2015 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Effective date of plan													May 06, 2015
Number of common stock shares reserved for issuance										16,258
Percentage threshold of outstanding shares as of December 31 of each year for calculation of annual increase in authorized shares under the plan										1.00%
Additional number of common stock shares reserved for issuance																		21,277	16,960
IPO [Member] | 2015 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock shares reserved for issuance																	81,778
Additional number of common stock shares reserved for issuance																	21,842
IPO [Member] | Maximum [Member] | 2015 Stock Option and Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual increase in shares authorized under plan, shares threshold										131,428
A T M Offering Program | H.C. Wainwright & Co., LLC [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Net proceeds from issuance of common stock | $												$ 3,000,000
Commission rate equal to gross proceeds																3.00%
A T M Offering Program | H.C. Wainwright & Co., LLC [Member] | Sale Agreement [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Agreed upon value of sale of common stock per transaction | $																$ 10,000,000
A T M Offering Program | H.C. Wainwright & Co., LLC [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period												611,687
Shares issued, price per share | $ / shares												$ 5.43
Securities Purchase Agreement [Member] | Federated Kaufmann Small Cap Fund | Common Stock [Member] | Institutional Investor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period				660,154
Shares issued, price per share | $ / shares				$ 7.57
Net proceeds from issuance of common stock | $				$ 5,000,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of common stock price per share | $ / shares			$ 33.18
Preferred stock conversion price per share | $ / shares			33.18
Securities Purchase Agreement [Member] | Private Placement [Member] | Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of warrant per share | $ / shares			$ 64.92
Warrants expiration date			Dec. 31, 2019
Securities Purchase Agreement [Member] | Private Placement [Member] | VGO Fund [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Convertible preferred stock, common stock issued upon conversion					229,283
Securities Purchase Agreement [Member] | Private Placement [Member] | VGO Fund [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period			126,985
Shares issued, price per share | $ / shares			$ 37.10
Common stock, par value | $ / shares			$ 0.001
Securities Purchase Agreement [Member] | Private Placement [Member] | VGO Fund [Member] | Common Stock [Member] | Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period			126,985
Shares issued, price per share | $ / shares			$ 37.10
Securities Purchase Agreement [Member] | Private Placement [Member] | VGO Fund [Member] | Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of number of shares purchased on as-converted basis			37.50%
Securities Purchase Agreement [Member] | Private Placement [Member] | VGO Fund [Member] | Class X Convertible Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued, price per share | $ / shares			$ 13.25
Preferred stock, shares issued			2,285,952
Preferred stock, par value | $ / shares			$ 0.001
Convertible preferred stock, terms of conversion												Each share of preferred stock is convertible into approximately 0.357 shares of our common stock. In January 2019, the VGO Fund converted 641,991 shares of its preferred stock into 229,283 shares of common stock.	Each share of Preferred Stock is convertible into 0.357 shares of our common stock. VGO Fund is prohibited from converting the Preferred Stock into shares of our common stock if, as a result of such conversion, VGO Fund, together with its affiliates, would own more than 9.50% of the shares of our common stock then issued and outstanding, which percentage may change at VGO Fund’s election upon 61 days’ notice to us.
Convertible preferred stock, common stock issued upon conversion			0.357
Maximum ownership percentage prohibiting conversion			9.50%
Number of days of notice | Day			61
Converted shares of preferred stock					641,991
Securities Purchase Agreement [Member] | Private Placement [Member] | VGO Fund [Member] | Class X Convertible Preferred Stock [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants to purchase number of common stock, shares			353,992
Securities Purchase Agreement [Member] | Private Placement [Member] | VGO Fund [Member] | Class X Convertible Preferred Stock [Member] | Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Convertible preferred stock, common stock issued upon conversion			0.357
Securities Purchase Agreement [Member] | Private Placement [Member] | Remaining Purchasers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Gross proceeds from transaction | $			$ 45,800,000
Net proceeds from transaction, after giving effect to cost related to placement | $			$ 42,500,000
Warrants to purchase number of common stock, shares			463,735
Securities Purchase Agreement [Member] | Private Placement [Member] | Remaining Purchasers [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period			292,453
Shares issued, price per share | $ / shares			$ 37.10
Securities Purchase Agreement [Member] | Private Placement [Member] | Remaining Purchasers [Member] | Common Stock [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants to purchase number of common stock, shares			109,743
Securities Purchase Agreement [Member] | Private Placement [Member] | Remaining Purchasers [Member] | Common Stock [Member] | Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued during the period			292,453
Shares issued, price per share | $ / shares			$ 37.10
Securities Purchase Agreement [Member] | Private Placement [Member] | Remaining Purchasers [Member] | Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of number of shares purchased on as-converted basis			37.50%
Exercise price of warrant per share | $ / shares			$ 64.92
Warrants expiration date			Dec. 31, 2019